Intangible Assets - Summary of Key Assumptions of Change to Recoverable Amount of Each Cash Generating Unit (Details)	Dec. 31, 2020
Marketplace (FF.com)
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Budgeted annual revenue growth (change in pp)	(8.00%)
Pre-tax discount rate (change in pp)	21.00%
Long term growth rate (change in pp)	(12.00%)
Browns – Platform
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Budgeted annual revenue growth (change in pp)	(9.00%)
Pre-tax discount rate (change in pp)	3.00%
Long term growth rate (change in pp)	(8.00%)
Curiosity China
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Budgeted annual revenue growth (change in pp)	(3.00%)
Pre-tax discount rate (change in pp)	2.00%
Long term growth rate (change in pp)	(3.00%)
Brand Platform New Guards
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Budgeted annual revenue growth (change in pp)	(25.00%)
Pre-tax discount rate (change in pp)	14.00%
Long term growth rate (change in pp)	(35.00%)